John Hancock
Financial Industries Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 98.4%		$479,601,456
(Cost $343,942,859)
Financials 97.2%		473,492,996
Banks 40.4%
American Business Bank (A)	102,677	3,768,246
Bank of America Corp.	321,938	12,977,321
Citigroup, Inc.	260,706	16,914,605
Danske Bank A/S	205,930	6,297,851
East West Bancorp, Inc.	181,147	15,921,010
Eastern Bankshares, Inc.	276,881	4,607,300
Enterprise Bancorp, Inc.	53,580	1,583,289
Fifth Third Bancorp	209,493	8,869,934
Fulton Financial Corp.	128,771	2,494,294
JPMorgan Chase & Co.	69,409	14,770,235
M&T Bank Corp.	105,911	18,234,697
Pinnacle Financial Partners, Inc.	113,405	10,923,170
Popular, Inc.	92,094	9,451,607
Renasant Corp.	78,067	2,684,724
Sumitomo Mitsui Financial Group, Inc.	139,800	10,095,366
Sumitomo Mitsui Trust Holdings, Inc.	395,200	9,989,405
Synovus Financial Corp.	333,265	15,580,139
U.S. Bancorp	159,986	7,180,172
Wells Fargo & Company	231,174	13,717,865
Western Alliance Bancorp	135,800	10,926,468
Capital markets 22.0%
AllianceBernstein Holding LP	176,314	6,222,121
Ameriprise Financial, Inc.	22,954	9,871,827
Ares Management Corp., Class A	80,967	12,404,144
Cboe Global Markets, Inc.	9,318	1,709,946
Intercontinental Exchange, Inc.	52,577	7,968,570
KKR & Company, Inc.	43,131	5,324,522
Morgan Stanley	65,150	6,724,132
Nasdaq, Inc.	225,908	15,289,453
S&P Global, Inc.	10,013	4,853,601
The Carlyle Group, Inc.	123,669	6,151,296
The Charles Schwab Corp.	77,504	5,052,486
The Goldman Sachs Group, Inc.	31,991	16,284,379
Tradeweb Markets, Inc., Class A	83,612	9,337,788
Consumer finance 6.3%
American Express Company	56,774	14,366,093
Discover Financial Services	111,468	16,050,277
Financial services 7.9%
Adyen NV (A)(B)	3,577	4,375,523
Fiserv, Inc. (A)	72,230	11,814,661
Mastercard, Inc., Class A	21,711	10,067,608
PayPal Holdings, Inc. (A)	20,120	1,323,494
Visa, Inc., Class A	40,532	10,768,136
Insurance 20.6%
Arch Capital Group, Ltd. (A)	60,954	5,838,174
Arthur J. Gallagher & Company	49,172	13,939,770
Bowhead Specialty Holdings, Inc. (A)	46,016	1,289,828
Chubb, Ltd.	22,279	6,141,429
Kinsale Capital Group, Inc.	5,469	2,499,716
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
NN Group NV	143,695	$7,211,213
Palomar Holdings, Inc. (A)	36,962	3,400,874
Reinsurance Group of America, Inc.	74,233	16,734,345
Skyward Specialty Insurance Group, Inc. (A)	208,431	8,247,615
The Allstate Corp.	67,023	11,468,976
The Progressive Corp.	58,673	12,563,063
Unum Group	194,859	11,210,238
Real estate 1.2%		6,108,460
Specialized REITs 1.2%

Digital Realty Trust, Inc.	40,862	6,108,460

Common stocks 0.2%		$605,054
(Cost $537,030)
Real estate 0.2%		605,054
Industrial REITs 0.2%
Lineage, Inc.	6,885	605,054

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$3,022,170
(Cost $2,829,542)
Financials 0.6%				3,022,170
Mortgage real estate investment trusts 0.6%
Redwood Trust, Inc.	7.750	06-15-27	3,076,000	3,022,170

	Yield (%)	Shares	Value
Short-term investments 1.1%			$5,324,899
(Cost $5,323,466)
Short-term funds 1.1%			5,324,899
John Hancock Collateral Trust (C)	5.4652(D)	532,495	5,324,899

Total investments (Cost $352,632,897) 100.3%	$488,553,579
Other assets and liabilities, net (0.3%)	(1,239,927)
Total net assets 100.0%	$487,313,652

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following country composition as a percentage of net assets on 7-31-24:
United States	87.8%
Japan	4.1%
Netherlands	2.4%
Puerto Rico	1.9%
Denmark	1.3%
Switzerland	1.3%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

Bermuda	1.2%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$196,987,698	$170,605,076	$26,382,622	—
Capital markets	107,194,265	107,194,265	—	—
Consumer finance	30,416,370	30,416,370	—	—
Financial services	38,349,422	33,973,899	4,375,523	—
Insurance	100,545,241	93,334,028	7,211,213	—
Real estate
Specialized REITs	6,108,460	6,108,460	—	—
Common stocks	605,054	605,054	—	—
Convertible bonds	3,022,170	—	3,022,170	—
Short-term investments	5,324,899	5,324,899	—	—
Total investments in securities	$488,553,579	$447,562,051	$40,991,528	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	5

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	532,495	$8,637,662	$134,188,578	$(137,504,815)	$1,975	$1,499	$298,635	—	$5,324,899
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|